T. ROWE PRICE HEALTH CARE ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
HEALTH CARE 99.8%
Biotechnology 35.7%
89bio (1)(2)	2,477	-
Agios Pharmaceuticals (2)	3,906	132
Aktis Oncology (2)	2,721	49
Alkermes (2)	3,048	108
Alnylam Pharmaceuticals (2)	1,262	418
Annexon (2)	9,315	52
Apogee Therapeutics (2)	1,658	140
Applied Therapeutics (1)(2)	153,622	-
Arcus Biosciences (2)	5,162	208
Arcus Biosciences (2)	3,833	83
Ascendis Pharma, ADR (2)	1,235	282
Avalo Therapeutics (2)	6,914	103
Bicara Therapeutics (2)(3)	8,310	165
Biogen (2)	1,390	255
Biohaven (2)	4,623	39
BioNTech, ADR (2)	1,829	163
Black Diamond Therapeutics (2)	15,543	33
Cabaletta Bio (2)(3)	43,630	117
Caris Life Sciences (2)(3)	3,377	60
Centessa Pharmaceuticals, ADR (2)(3)	1,990	79
CG Oncology (2)	2,028	137
CRISPR Therapeutics (2)	709	34
Cytokinetics (2)	4,722	311
Denali Therapeutics (2)	5,116	98
Dianthus Therapeutics (2)	848	71
Disc Medicine (2)	841	54
Dyne Therapeutics (2)	20,969	380
Eikon Therapeutics (2)	5,840	62
Erasca (2)	6,348	103
Gilead Sciences	6,020	839
GRAIL (2)	1,404	73
Immatics (2)(3)	16,368	161
Immucore Holdings, ADR (2)	2,468	74
Immunome (2)	10,669	233
Immunovant (2)	748	19
Incyte (2)	1,398	132
Ionis Pharmaceuticals (2)	850	64
Janux Therapeutics (2)	1,455	20
Jasper Therapeutics, Warrants, 3/22/30 (1)(2)	5,370	1
Karyopharm Therapeutics (2)	4,484	25
Karyopharm Therapeutics, Warrants, 10/3/28, Acquisition Date: 10/8/25, Cost $0 (2)(4)	3,159	10

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
Kodiak Sciences (2)	2,705	103
Kymera Therapeutics (2)	1,497	125
MapLight Therapeutics (2)	5,110	104
Metsera (1)(2)	1,892	-
MoonLake Immunotherapeutics (2)	9,719	181
Natera (2)	504	101
Olema Pharmaceuticals (2)	1,997	30
Prime Medicine (2)	18,451	64
Regeneron Pharmaceuticals	267	206
Relay Therapeutics (2)	5,205	52
Revolution Medicines (2)	95	9
Sarepta Therapeutics (2)	6,817	148
Shattuck Labs (2)	24,111	155
Soleno Therapeutics (2)	780	26
Stoke Therapeutics (2)	2,468	80
Tango Therapeutics (2)	933	19
Travere Therapeutics (2)	1,982	59
Vaxcyte (2)	4,136	240
Xenon Pharmaceuticals (2)	2,558	149
		7,238
Health Care Equipment & Supplies 16.8%
Abbott Laboratories	7,720	793
Align Technology (2)	634	109
Becton Dickinson & Company	2,202	346
Boston Scientific (2)	4,745	298
Cooper (2)	2,197	157
Dexcom (2)	3,251	204
Edwards Lifesciences (2)	971	78
IDEXX Laboratories (2)	266	149
Insulet (2)	803	168
Intuitive Surgical (2)	134	62
Medtronic	5,245	454
Novocure (2)	8,598	94
PROCEPT BioRobotics (2)	1,450	36
Stryker	1,235	406
Ypsomed Holding (CHF)	142	50
		3,404
Health Care Providers & Services 11.9%
Billiontoone, Class A (2)(3)	228	18
Cencora	685	215
CVS Health	2,698	194
GeneDx Holdings (2)	891	57
Guardant Health (2)	929	86
Humana	1,835	318
Molina Healthcare (2)	1,082	144

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
Oscar Health, Class A (2)	3,999	46
UnitedHealth Group	4,898	1,326
		2,404
Health Care Technology 0.1%
Schrodinger (2)	1,662	19
		19
Life Sciences Tools & Services 16.5%
Adaptive Biotechnologies (2)	12,084	168
Agilent Technologies	2,996	342
Bio-Techne	593	31
Bruker	1,196	43
Charles River Laboratories International (2)	252	43
Danaher	2,918	553
ICON (2)	612	68
Mettler-Toledo International (2)	178	225
Personalis (2)	3,980	25
Repligen (2)	1,359	160
Stevanato Group	6,509	90
Thermo Fisher Scientific	1,893	930
Waters (2)	1,192	355
West Pharmaceutical Services	1,198	300
		3,333
Pharmaceuticals 18.8%
Amylyx Pharmaceuticals (2)	5,711	79
Bristol-Myers Squibb	2,432	148
Crinetics Pharmaceuticals (2)	1,758	64
Elanco Animal Health (2)	13,428	321
Eli Lilly	3,189	2,933
Enliven Therapeutics (2)	1,135	45
Novo Nordisk, ADR	3,200	118
Rapport Therapeutics (2)	3,392	106
		3,814
Total Health Care		20,212
Total Common Stocks (Cost $20,454)		20,212
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 3.60% (5)	27,008	27
Total Short-Term Investments (Cost $27)		27

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.68% (5)(6)	123,211	123
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		123
Total Securities Lending Collateral (Cost $123)		123
Total Investments in Securities 100.5% of Net Assets (Cost $20,604)		$20,362
Other Assets Less Liabilities (0.5%)		(102)
Net Assets 100.0%		$20,260

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Level 3 in fair value hierarchy.
(2)	Non-income producing
(3)	All or a portion of this security is on loan at March 31, 2026.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $10 and represents 0.0% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc

T. ROWE PRICE HEALTH CARE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$111	¤	¤	$123
	Total			$123^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $123.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH CARE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Care ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE HEALTH CARE ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$20,151	$60	$1	$20,212
Short-Term Investments	27	—	—	27
Securities Lending Collateral	123	—	—	123
Total	$20,301	$60	$1	$20,362
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE HEALTH CARE ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1194-054Q1
03/26